Share Capital (Details Narrative)							1 Months Ended	12 Months Ended
	Dec. 04, 2023 Integer $ / shares	Mar. 13, 2023 Integer $ / shares	Mar. 08, 2023 Integer	Mar. 01, 2023 CAD ($) Integer $ / shares shares	Nov. 04, 2022 Integer $ / shares	Oct. 03, 2022 Integer $ / shares	Sep. 30, 2023 $ / shares shares	Jun. 30, 2024 CAD ($) Integer shares	Jun. 30, 2023 CAD ($) Integer shares	Apr. 15, 2024 $ / shares shares	Oct. 23, 2023 shares	Sep. 20, 2023 $ / shares shares	Oct. 17, 2022 shares
Disclosure of classes of share capital [line items]
Common shares issued | shares								27,191,075	26,800,000
Number of outstanding common shares | shares								27,191,075	26,800,000				16,000,000
Broker warrants | shares										55,000		55,000
Exercise purchase common shares | $ / shares										$ 0.75		$ 0.75
Common shares issued, net of costs, shares | shares							2,200
Price per share | $ / shares							$ 10
Gross proceeds from stock | shares							22,000
Gross proceeds									$ 1,250,000
fair value of broker warrant
Proceeds from convertible loan				$ 2,500,000					1,297,348
Granted warrants | Integer				483,000	2,774,000	2,500,000
exercise per share | $ / shares				$ 0.75	$ 0.75	$ 0.10
Risk free rate	3.54%			3.85%	3.80%	3.59%
Expected life	5 years			3 years	5 years	4 years 8 months 8 days
Expected volatility	133.00%			111.00%	124.00%	126.00%
Expected dividend yield	0.00%			0.00%	0.00%	0.00%
Compensation expense								860,379	2,946,849
Fair value of grant price, measured | $ / shares		$ 2.73			$ 0.75
Employees And Directors [Member]
Disclosure of classes of share capital [line items]
Stock option, granted | Integer	82,500
Stock option granted, exercise price | $ / shares	$ 6.6
Employees And Consultants [Member]
Disclosure of classes of share capital [line items]
Number of shares granted | Integer		15,000			500,000
Warrants [member]
Disclosure of classes of share capital [line items]
Compensation expense									1,792,594
Warrants One [Member]
Disclosure of classes of share capital [line items]
Compensation expense									248,069
Stock Options [Member]
Disclosure of classes of share capital [line items]
Compensation expense								795,313	$ 809,628
Restricted Stock Units [Member]
Disclosure of classes of share capital [line items]
Vesting of shares | Integer									(250,000)
Compensation expense								41,506	$ 333,494
Restricted Stock Units One [Member]
Disclosure of classes of share capital [line items]
Compensation expense								$ 23,560	$ 9,172
Series a warrant [member]
Disclosure of classes of share capital [line items]
Proceeds from convertible loan				$ 2,500,000
Series b warrant [member]
Disclosure of classes of share capital [line items]
Proceeds from convertible loan				$ 2,500,000
Restricted share units [member]
Disclosure of classes of share capital [line items]
Granted shares | $ / shares		$ 15,000			$ 500,000
Granted per share | $ / shares		$ 2.73			$ 0.75
Share capital description					Pursuant to the agreement, each unit is exercisable into one common share of the Company for a period of 60 days from the vesting date. 50% of the units, or 250,000 units, are vested on the date of closing of the Company’s IPO, which was March 1, 2023, and the remaining 50% vests on the date that is 5-month after the date of closing of the IPO (on August 2, 2023).
Vesting of shares | Integer			250,000
Description of options granted		15,000 Restricted Share Units (“RSUs”) were granted to an employee of the Company at grant date closing price of $2.73 per share subject to a vesting schedule over a two years term with 50% of the RSUs vesting on March 1, 2024 and 50% vested on March 1, 2025
Common shares [member]
Disclosure of classes of share capital [line items]
Vesting of shares | Integer			250,000
Warrants [member]
Disclosure of classes of share capital [line items]
Vesting of shares | Integer								(110,000)
Granted warrants | Integer				5,000,000
exercise per share | $ / shares				$ 0.50
IPO [Member]
Disclosure of classes of share capital [line items]
Broker warrants | shares				483,000
Exercise purchase common shares | $ / shares				$ 0.75
Gross proceeds				$ 6,037,500
Total shares				8,050,000
Broker commission				362,250
Legal fees				63,448
fair value of broker warrant				$ 242,575
OFIT GM and OFIT RT [member]
Disclosure of classes of share capital [line items]
Consideration of common shares | shares											278,875